Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

May 11, 2022

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (the “Trust”)
Files Nos. 333-257356; 811-23710

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 5 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of the Trust. The Trust is filing the Amendment for the purpose of adding new series of shares to the Trust, all offering Class 3 shares, designated as specified on Appendix A attached hereto (the “6-Month Trigger Funds”). The Amendment relates only to the 6-Month Trigger Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Trust believes that the Amendment may be eligible for selective review. The Commission staff previously reviewed Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A filed on December 1, 2021 (Accession No. 0001387131-21-011693) (the “Prior Amendment”), which contained the prospectus and statement of additional information (“SAI”) for the following series of the Trust: Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul, Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug, Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep, Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct, Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov, Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec, and Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy (the “Prior 6-Month Buffer Funds”).

The Trust believes that the Amendment is eligible for selective review because: (a) the 6-Month Trigger Funds employ (i) an identical “Buffer Strategy” and identical “Outcome Periods” (each as defined in the Amendment and the Prior Amendment) as the Prior 6-Month Buffer Funds, and (ii) substantially similar investment objectives, principal investment strategies and principal risks as the Prior 6-Month Buffer Funds, with differences pertaining to the provision of a “Trigger Rate” instead of a “Par Up Rate”; and (b) the prospectus and SAI for the 6-Month Trigger Funds that is included in the Amendment contains disclosure that is substantially similar to the disclosure contained in the prospectus and SAI for the Prior 6-Month Buffer Funds that were included in the Prior Funds Amendment.

Philadelphia | Washington | New York | Chicago

The primary differences between the disclosure included in each 6-Month Trigger Fund’s summary prospectus and the disclosure included in each Prior 6-Month Buffer Fund’s summary prospectus are provided below:

Section	Primary Differences
Investment Objective	The Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and ~~participating in~~also producing a fixed rate of return if the value of the S&P 500 Index ~~gains at a declared rate~~is unchanged or increases, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by transacting in options contracts, including binary options (also known as digital options) (“Binary Options”) and FLexible EXchange® Options (“FLEX Options”), and by separately maintaining a collateral portfolio (the “Collateral Portfolio”)~~, which~~. The Collateral Portfolio is designed primarily to serve as margin or collateral for the Fund’s ~~FLEX Options~~options positions and secondarily to enhance the Fund’s upside S&P 500 Index ~~FLEX~~Binary Options’ exposure (i.e., by utilizing anticipated income to measure the ability to purchase additional ~~FLEX~~Binary Options). ~~FLEX Options are exchange-traded options contracts with uniquely customizable terms.~~

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” FLEX Options are exchange-traded options contracts with uniquely customizable terms. The Binary Options in which the Fund primarily transacts are currently traded and privately negotiated in the over-the-counter (“OTC”) market. Unlike conventional options contracts, the payout on a Binary Option will depend entirely on the outcome of a specified event, which typically relates to whether the value of a particular asset that underlies the Binary Option on the expiration date rises above or falls below a specified value (i.e., the strike price). Binary Options are considered “binary” because there are only two possible outcomes upon their expiration: either the option holder receives a pre-determined, fixed amount of cash or nothing at all. The reference assets for the Fund’s ~~FLEX Options~~options positions will include the S&P 500 Index, which is a large-capitalization, market-weighted, U.S. equities index that tracks the price (excluding dividends) of 500 leading companies in leading industries of the U.S. economy, and certain exchange-traded funds (“ETFs”), including those that seek to track the performance of the S&P 500 Index (a “corresponding ETF”), as described further below.

The Collateral Portfolio may be invested in short-term fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities (“ABS”), securities issued by the U.S. Government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, other interest-bearing instruments, cash, ETFs that primarily invest in any of the foregoing instruments, options on ETFs and options box spreads. An options box spread is the combination of different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices and/or expiration dates) for the purpose of generating income. The Fund may invest in short-term fixed income securities or other instruments, including through ETFs, of any maturity and credit quality. The Fund ~~will generally~~may invest up to 35% of its net assets in one or more ETFs that provide exposure to investment grade corporate bonds.

Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from the returns of many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

2

In seeking to achieve its investment objective, the Fund seeks to produce pre-determined outcomes (the “Outcomes”) that are based upon the performance of the S&P 500 Index over a six-month period (the “Outcome Period”). The initial Outcome Period for the Fund will commence on approximately the tenth day of January ~~2022~~2023. Following the initial Outcome Period, each subsequent Outcome Period will be a six-month period commencing upon the expiration of the prior Outcome Period. The Fund seeks to achieve the Outcomes by purchasing and writing (selling) ~~FLEX Options~~options contracts to create layers within the Fund’s portfolio. One layer, which utilizes Binary Options, is designed to produce a fixed rate of return that is only “triggered” (i.e., paid to the Fund) if the value of the S&P 500 Index or a corresponding ETF is unchanged or increases over the Outcome Period (the “Trigger Rate”), as described below. A separate layer, which utilizes FLEX Options, is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome ~~Period at a declared rate (the “Par Up Rate”) if the S&P 500 Index experiences gains during that time, as described below. A separate layer is designed to produce returns that correlate to those of the S&P 500 Index for the Outcome~~ Period that are buffered up to 10% if the S&P 500 Index experiences losses during that time (the “Buffer”). There is no guarantee that the Fund will be successful in its attempt to produce ~~returns that correlate to those of the S&P 500 Index at the Par Up~~the Trigger Rate or produce buffered returns against the Fund’s S&P 500 Index exposure.

Milliman Financial Risk Management LLC (“Milliman”), the investment adviser of the Fund, seeks to establish the Buffer by writing one put FLEX Option on the S&P 500 Index or a corresponding ETF with a strike price of such option that is 10% lower than the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period.

Milliman seeks to establish the ~~Par Up~~Trigger Rate by purchasing ~~long call FLEX~~Binary Options on the S&P 500 Index or a corresponding ETF with a strike price of such options approximately equal to the value of the S&P 500 Index or corresponding ETF at the beginning of the Outcome Period. Milliman purchases these ~~FLEX~~Binary Options with a portion of the Fund’s net assets plus (i) the cash received from writing the put FLEX Option designed to create the Buffer, (ii) additional cash received by utilizing FLEX Options to create a put spread (the “Put Spread Strategy”) on fixed income securities and/or one or more ETFs that provide exposure to fixed income securities, and (iii) yield expected to be received from the Collateral Portfolio. Milliman seeks to achieve the Put Spread Strategy for the Fund by writing a put FLEX Option on an underlying asset at a strike price at or lower than the underlying asset’s market price or current value at the beginning of the Outcome Period, and buying a put FLEX Option on the same underlying asset at a lower strike price than the written put FLEX Option.

The ~~Par Up~~Trigger Rate is ~~the~~a fixed rate ~~at which~~of return that will be paid to the Fund ~~will seek to track any upside market performance~~if the value of the S&P 500 Index or corresponding ETF at the end of the Outcome Period is equal to or greater than the strike price of the Binary Options purchased by Milliman on the first day of the Outcome Period (such strike price being equal to the approximate value of the S&P 500 Index or corresponding ETF on that date). Milliman calculates the ~~Par Up~~Trigger Rate based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of ~~long call FLEX~~Binary Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. ~~As of the date of this Prospectus, and assuming~~Assuming current market conditions persist, Milliman expects that the ~~Par Up~~Trigger Rate will be between the below ranges (both gross and net of Fund fees and expenses). Any fees or expenses imposed by your variable product, and any other expenses incurred by the Fund, will have the effect of further reducing the ~~Par Up~~Trigger Rate. Once calculated, the ~~Par Up~~Trigger Rate for a particular Outcome Period will not change during that Outcome Period; however, in certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could ~~reduce the impact of the Par Up~~cause the Fund to underperform relative to the Trigger Rate.

3

Par Up Rate/Trigger Rate	Understanding the ~~Par Up~~Trigger Rate. Unlike other investment products, the potential returns an investor can receive from an investment in the Fund are ~~subject to the Par Up Rate. This means that if the S&P 500 Index experiences gains for~~based upon the Trigger Rate, which is a fixed rate of return that is only paid to the Fund if the value of the S&P 500 Index or corresponding ETF at the end of the Outcome Period is equal to or greater than the strike price of the Binary Options Milliman purchased on behalf of the Fund on the first day of the Outcome Period (such strike price being equal to the approximate value of the S&P 500 Index or corresponding ETF on that date). This means that if the value of the S&P 500 Index or corresponding ETF is unchanged or increases over the Outcome Period, an investor in the Fund will ~~only experience a percentage of those gains (~~receive returns from the Fund’s S&P 500 Index exposure equal to the ~~Par Up~~Trigger Rate ~~multiplied by~~, which could be more or less than the returns the S&P 500 Index ~~gains)~~actually produced during the Outcome Period. If the S&P 500 Index or corresponding ETF decreases in value from the start of the Outcome Period, the Binary Options Milliman purchased on behalf of the Fund have no payout and an investor in the Fund will not receive any returns from the Fund’s S&P 500 Index exposure. Milliman calculates the ~~Par Up~~Trigger Rate for each Outcome Period based upon (i) its evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of ~~long call FLEX~~Binary Options on the S&P 500 Index or corresponding ETF that it is able to purchase at that time. If an investor is considering purchasing Shares during the Outcome Period, and the Fund’s NAV has increased in value to a level near the Trigger Rate, an investor purchasing Shares at that price will have limited to no gains available for the remainder of the Outcome Period, but will remain vulnerable to significant downside risks (subject to the Buffer). In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could ~~reduce the impact of the Par Up~~cause the Fund to underperform relative to the Trigger Rate. An investor should consider the amount and impact of the ~~Par Up~~Trigger Rate, and the Fund’s position relative to it, before investing in the Fund.
Principal Risks

Downside Loss Buffer Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against S&P 500 Index losses if the S&P 500 Index decreases in value over the Outcome Period. The Fund’s strategy is designed to produce ~~returns that correlate to those~~the Trigger Rate if the value of the S&P 500 Index ~~at the Par Up Rate~~is unchanged or increases over the Outcome Period, while limiting downside losses in the Fund’s S&P 500 Index exposure if the S&P 500 Index decreases in value over the Outcome Period, if Shares are bought on the day on which Milliman transacts in the ~~FLEX Options~~options contracts on behalf of the Fund and held until those ~~FLEX Options~~options contracts expire at the end of each Outcome Period. The success of the Buffer also depends upon the performance of the Collateral Portfolio and the Put Spread Strategy. If the Collateral Portfolio and/or the Put Spread Strategy experiences losses, it could have the effect of reducing the impact of, or completely eliminating, the Buffer on the Fund’s S&P 500 Index exposure. In certain market conditions, the performance of the Collateral Portfolio and/or the Put Spread Strategy could cause the Fund to significantly underperform the S&P 500 Index. Despite the intended Buffer, an investor could lose their entire investment.  In the event an investor purchases Shares after the date on which Milliman transacted in the ~~FLEX Options~~options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those ~~FLEX Options~~options contracts, the Buffer that the Fund seeks to provide may not be available or fully applicable.

4

Risk of the ~~Par Up~~Trigger Rate on Upside Returns. The Fund’s strategy is designed to produce ~~returns that correlate to those~~the Trigger Rate if the value of the S&P 500 Index ~~at the Par Up Rate if~~is unchanged or increases over the Outcome Period and Shares are bought on the day on which Milliman transacts in the ~~FLEX Options~~options contracts on behalf of the Fund and held until those ~~FLEX Options~~options contracts expire at the end of the Outcome Period. Accordingly, the Fund will not ~~fully~~ participate directly in any gains achieved by the S&P 500 Index. In addition, in the event an investor purchases Shares after the date on which Milliman transacted in the ~~FLEX Options~~options contracts on behalf of the Fund, or redeems Shares prior to the expiration of those ~~FLEX Options~~options contracts, the returns realized by that investor may not match ~~those that the Fund seeks to achieve pursuant to the Par Up~~the Trigger Rate. In certain market conditions, the performance of the Collateral Portfolio and the Put Spread Strategy could ~~reduce the impact of the Par Up~~cause the Fund to underperform relative to the Trigger Rate. An investor should consider the amount and impact of the ~~Par Up~~Trigger Rate, and the Fund’s position relative to it, before investing in the Fund.

~~Par Up~~Trigger Rate Change Risk. Because the ~~Par Up~~Trigger Rate for each Outcome Period is calculated based upon (i) Milliman’s evaluation of prevailing market conditions on the first day of the Outcome Period and (ii) the total number of ~~long call FLEX~~Binary Options on the S&P 500 Index or corresponding ETF that Milliman is able to purchase at that time, the ~~Par Up~~Trigger Rate may rise or fall from one Outcome Period to the next. Any change in the ~~Par Up~~Trigger Rate could be significant and it is unlikely to remain the same for consecutive Outcome Periods.

OTC Options Risk. When the Fund transacts in OTC options, including certain Binary Options, the Fund is exposed to default by the writer of each OTC option, who may be unwilling or unable to perform its contractual obligations to the Fund, which could also result in significant losses to the Fund. Because OTC options are not guaranteed for settlement by the OCC, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options. In addition, as is the case with exchange-traded options, in less liquid markets, terminating an OTC option that Milliman has purchased on behalf of the Fund may require the acceptance of a discounted price, and may take longer to complete. A less liquid trading market may adversely impact the value of the Fund’s OTC options and therefore the NAV of the Fund. In addition, because there can be no assurance that a liquid secondary market will exist for any particular OTC option at any specific time, the Fund may be required to treat some or all of its OTC options as illiquid securities. Although Milliman will generally enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions, there is no assurance that Milliman will be able to close out an OTC option position for the Fund at a favorable price upon expiration of the option. Further, due to their non-standard terms, certain OTC options, such as Binary Options, may have price movements that vary markedly from those of simple put or call options.

In addition to the foregoing changes, corresponding disclosure changes have been made throughout the 6-Month Trigger Funds’ prospectus and SAI to (1) replace references to the “Par Up Rate” with references to the “Trigger Rate,” (2) replace references to “FLEX Options” with either “Binary Options,” “options contracts” or “options positions,” as applicable, and (3) make other modifications to appropriately describe the “Trigger Rate” and the use of Binary Options, including by providing new graphs and hypothetical performance information in the prospectus.

Prior to or upon the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the SAI relating to the 6-Month Trigger Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:      Ehsan K. Sheikh

     Alan P. Goldberg

5

Appendix A

1.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul
2.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug
3.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep
4.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct
5.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov
6.	Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

6